UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2006



ITEM 1. REPORT TO STOCKHOLDERS.
USAA INCOME STOCK FUND - SEMIANNUAL REPORT FOR PERIOD
ENDING JANUARY 31, 2006

[LOGO OF USAA]
    USAA(R)

                    USAA INCOME
                           STOCK Fund

                                           [GRAPHIC OF USAA INCOME STOCK FUND]

                    S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    JANUARY 31, 2006

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGERS' COMMENTARY                                                         4

FUND RECOGNITION                                                             8

INVESTMENT OVERVIEW                                                          9

FINANCIAL INFORMATION

   Portfolio of Investments                                                 14

   Notes to Portfolio of Investments                                        33

   Financial Statements                                                     35

   Notes to Financial Statements                                            38

EXPENSE EXAMPLE                                                             51

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2006, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "

                                        WHAT I FIND MOST REVEALING THIS YEAR
[PHOTO OF CHRISTOPHER W. CLAUS]         IS THE WIDENING DIFFERENCE IN OPINION
                                           BETWEEN THE BEARS AND THE BULLS.

                                                        "

                                                                   February 2006
--------------------------------------------------------------------------------

Every new year is the same. In January and February, we see a parade of market pundits who give us predictions about the future, tell us where to invest our money, and assure us that we can all retire early. The truth is that no one knows what will happen or what extraordinary events will affect U.S. economic growth and investor psychology.

What I find most revealing this year is the widening difference in opinion between the bears and the bulls. The divergence is significant, because it means that someone is going to be wrong. And when someone is wrong, the market usually overreacts either upward or downward.

So let's assess the situation: Two-thirds of our economy is supported by consumer spending, but Americans are now spending more than they earn. At some point, this has to end.

Corporate pension plans are being frozen or terminated, and retiree medical benefits are being scaled back. The housing market is cooling, and price increases have slowed. Americans will not be able to pull money out of their houses - at the rate they have been - to support their spending.

We are also paying more for energy. I believe that oil prices will remain near $60 a barrel so long as global demand (especially from China), geopolitical tensions in the Middle East, and the United States' "oil addiction" continue.

Confronted by these challenges, Americans will inevitably need to go on a "spending diet." When they do, the economy will slow, which in turn can have a short-term negative effect on corporate earnings - a key component to valuing markets. Will U.S. businesses take up the slack in spending? Not likely. Corporate leaders may be reluctant to spend aggressively in a shrinking economy and could cut back on spending.

 . . . C O N T I N U E D
========================--------------------------------------------------------

Interest rates will also have a role to play. Since June 2004, the Federal Reserve Board has steadily increased short-term rates, but may be close to stopping. Meanwhile, longer-term rates remain stubbornly low.

In many ways, I suspect 2006 will look a lot like 2005. We could see modest price increases in U.S. stocks, although international stocks may have room to run. Higher short-term interest rates will continue to make money market funds more attractive. Longer-term bond yields are likely to drift higher, which would ultimately improve interest income for patient investors.

All things considered, if you have to work, it makes sense to focus foremost on your best investment - yourself. Work hard, spend less, save and invest more. By doing well on the job, you ensure a paycheck that allows you to save and create wealth for yourself and your family. If you are retired, enjoy yourself, but you should also ensure that you can meet your retirement needs. We would be happy to assist you in reviewing your portfolio.

At USAA Investment Management Company, we appreciate the opportunity to serve your investment needs. Thank you for your business.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR (USAA). READ IT CAREFULLY BEFORE INVESTING.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF ROBERT SOUCY]    ROBERT SOUCY
                             Grantham, Mayo, Van Otterloo & Co. LLC (GMO)

[PHOTO OF SAM WILDERMAN]   SAM WILDERMAN
                             Grantham, Mayo, Van Otterloo & Co. LLC (GMO)

[PHOTO OF DAVID SCHMIDT]   DAVID SCHMIDT, CFA
                             OFI Institutional Asset Management, Inc. (OFII)

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 For the six months ended January 31, 2006, the USAA Income Stock Fund had a total return of 4.34%. This compares to a return of 4.76% for the Lipper Equity Income Funds Average, 4.82% for the Lipper Equity Income Funds Index, and 6.21% for the Russell 1000 Value Index.

                 On August 1, 2005, OFI Institutional Asset Management, Inc.
                 (OFII) began managing a portion of the Fund. Grantham, Mayo, Van Otterloo & Co. LLC (GMO) also continues to manage a portion of the Fund. The Fund's board of directors added a second subadviser, because the board believes that the large size of the Fund lends itself to a multimanager approach for diversification purposes.

HOW DID THE PORTION OF THE FUND MANAGED BY GMO PERFORM?

                 As has been the case for some time, GMO's bias toward high-quality stocks was detrimental to performance relative to the Russell 1000 Value Index. While some of the Fund's high-quality holdings in the energy sector turned in solid returns, investors continued to overlook holdings such as Dell, Inc. and Pfizer, Inc.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 11 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The market recently has been seeking risk, and most of the high-quality companies the GMO portion of the Fund owns just don't have it.

HOW DID SECTOR POSITIONING AFFECT THE PERFORMANCE OF THE PORTION OF THE FUND MANAGED BY GMO?

                 GMO's stock selection process pointed to underweight positions in manufacturing, services, and food, which were beneficial to the portion of the Fund managed by GMO. The GMO portion of the Fund was hurt by an overweight position in the automobile sector, as well as in retail, where the market seemed to shun high-quality names such as Home Depot, Inc. and Lowe's Companies, Inc. Another poor sector was utilities, where the telecommunications stocks the GMO portion of the Fund owned failed to perform well. A small underweight position in metals was detrimental, because the price of gold spiked above $500. Finally, in financial services, it was helpful that the GMO portion of the Fund was underweight in banks, but an underweight position in the brokerage stocks hurt because they did very well during the period.

WHAT CHANGES DID GMO MAKE IN LIGHT OF MARKET CONDITIONS DURING THE PERIOD?

                 GMO went from a fairly significant underweight position in oil and gas to a neutral weight relative to the Russell 1000 Value Index by the end of the period. This proved beneficial, because companies such as Exxon Mobil Corp., Conoco Phillips, and Occidental Petroleum Corp. all fit well within both GMO's quality and momentum screens. GMO's single biggest contributor to performance during the six months was Valero Energy Corp., which was up more than 50%.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-32.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 Dell was GMO's poorest performing individual stock, and although GMO did trim back this holding, GMO continues to think it's a high-quality company with a good future. GMO was ultimately helped by an overweight position in Merck & Co., which had a strong bounce back during the period.

WHAT'S GMO'S OUTLOOK?

                 GMO remains focused on high-quality stocks, confident that, ultimately, quality will be rewarded in the market. GMO continues to try to look at valuation in terms of true economic reality.

HOW DID THE PORTION OF THE FUND MANAGED BY OFII PERFORM?

                 It was a fairly challenging market, with stocks being buffeted by the dual concerns of high energy prices and rising interest rates. When the market focuses away from individual company fundamentals and toward macroeconomic factors, it can lead to short-term disparities between the market price of a stock and its underlying value. In such difficult conditions for OFII's fundamentally oriented process, OFII attempts to maintain discipline and not get caught up in the short-term movements of the market.

                 It's important for shareholders to understand that OFII is running an enhanced index strategy in its portion of the Fund, not making big bets, but instead using many small decisions about individual stocks in the Russell 1000 Value Index and looking to capitalize on the cumulative results.

WHAT INDIVIDUAL STOCKS HELPED PERFORMANCE RELATIVE TO THE RUSSELL 1000 VALUE INDEX?

                 United States Steel Corp., which OFII originally bought in August, sold out of in mid-September, and bought back in mid-October, was a leading contributor. After the original purchase,

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 a decline in company fundamentals led OFII to sell it, but then the price went down enough to make it appear attractive again. Such rapid buying and selling is unusual for OFII, but in this case it worked. As a quantitative manager, OFII is disciplined and it follows what its models are indicating.

                 Another top performer was Harsco Corp., a company that provides industrial services and outsourcing of mill service to the global steel industry. It benefited from strong commodity prices. OFII still ranks it very favorably, because even though the stock price has increased substantially, the fundamentals appear to have continued to improve even more.

WHICH STOCKS DETRACTED FROM PERFORMANCE IN THE PORTION OF THE FUND MANAGED BY OFII?

                 The biggest detractor was Pilgrim's Pride Corp., a poultry producer that lowered earnings guidance for 2006 and cited avian flu as a major reason, as well as some problems in its Mexican and Turkish operations. OFII is holding the stock because the price decline exceeded the deterioration in fundamentals.

                 Finally, OFII was underweight in Newmont Mining Corp., and this hurt performance because the company benefited from the rising price of gold.

                 We thank you for your investment in the Fund.

                 NEWMONT MINING CORP. WAS SOLD OUT OF THE FUND PRIOR TO JANUARY 31, 2006.

8

 F U N D
========------------------------------------------------------------------------
         RECOGNITION

USAA INCOME STOCK FUND

             [LOGO OF LIPPER LEADER         [LOGO OF LIPPER LEADER
                  PRESERVATION]                    EXPENSE]

The Fund is listed as a Lipper Leader for Preservation and Expense among 8,090 and 160 funds, respectively, within the Lipper Equity Income Funds category for the overall period ending January 31, 2006.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

LIPPER RATINGS FOR PRESERVATION REFLECT FUNDS' HISTORICAL LOSS AVOIDANCE RELATIVE TO OTHER FUNDS WITHIN THE SAME ASSET CLASS, AS OF JANUARY 31, 2006. PRESERVATION RATINGS ARE RELATIVE, RATHER THAN ABSOLUTE, MEASURES, AND FUNDS NAMED LIPPER LEADERS FOR PRESERVATION MAY STILL EXPERIENCE LOSSES PERIODICALLY; THOSE LOSSES MAY BE LARGER FOR EQUITY AND MIXED-EQUITY FUNDS THAN FOR FIXED-INCOME FUNDS. THE FUND RECEIVED A LIPPER LEADER RATING FOR PRESERVATION AMONG 6,092 AND 2,107 EQUITY FUNDS FOR THE FIVE- AND 10-YEAR PERIODS, RESPECTIVELY, AND A SCORE OF 2 AMONG 8,090 EQUITY FUNDS FOR THE THREE-YEAR PERIOD. LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF JANUARY 31, 2006. THE FUND RECEIVED A LIPPER LEADER RATING FOR EXPENSE AMONG 160, 129, AND 75 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE PRESERVATION AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2006, REUTERS, ALL RIGHTS RESERVED.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA INCOME STOCK FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Current income with the prospect of increasing dividend income and the potential for capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Normally invests at least 80% of the Fund's assets in common stocks, with at least 65% of the Fund's assets normally invested in common stocks of companies that pay dividends.

--------------------------------------------------------------------------------
                                         1/31/06                    7/31/05
--------------------------------------------------------------------------------
Net Assets                           $2,140.1 Million           $2,088.5 Million
Net Asset Value Per Share                $15.79                     $17.36

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/06
--------------------------------------------------------------------------------

7/31/05 TO 1/31/06*             1 YEAR           5 YEARS            10 YEARS
       4.34%                    12.46%            3.75%               8.10%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                           [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                        LIPPER EQUITY          LIPPER EQUITY
                  RUSSELL 1000           INCOME FUNDS           INCOME FUNDS          USAA INCOME
                   VALUE INDEX             AVERAGE                 INDEX               STOCK FUND
                  ------------          -------------          -------------          -----------
01/31/96           $10,000.00             $10,000.00             $10,000.00            $10,000.00
02/29/96            10,075.62              10,034.96              10,072.92             10,087.55
03/31/96            10,246.93              10,154.15              10,199.50             10,237.50
04/30/96            10,286.31              10,240.84              10,292.96             10,224.85
05/31/96            10,414.93              10,389.85              10,445.23             10,439.97
06/30/96            10,423.44              10,444.57              10,460.62             10,497.77
07/31/96            10,029.53              10,079.75              10,118.35             10,151.91
08/31/96            10,316.37              10,322.08              10,347.05             10,350.46
09/30/96            10,726.44              10,668.55              10,727.32             10,603.15
10/31/96            11,141.18              10,912.93              10,980.96             10,983.03
11/30/96            11,949.07              11,490.63              11,608.34             11,525.01
12/31/96            11,796.61              11,441.43              11,533.48             11,632.65
01/31/97            12,368.48              11,821.22              11,955.61             11,948.34
02/28/97            12,550.20              11,967.21              12,120.21             12,133.64
03/31/97            12,098.95              11,626.19              11,727.91             11,671.92
04/30/97            12,607.27              11,932.02              12,076.82             11,651.10
05/31/97            13,311.53              12,572.68              12,772.48             12,296.45
06/30/97            13,882.60              13,037.26              13,255.18             12,678.36
07/31/97            14,927.04              13,773.08              14,053.73             13,345.27
08/31/97            14,395.22              13,341.55              13,604.06             13,197.85
09/30/97            15,265.28              13,992.93              14,294.22             13,939.47
10/31/97            14,838.73              13,633.67              13,874.77             13,704.20
11/30/97            15,494.82              14,140.93              14,334.75             14,343.83
12/31/97            15,947.13              14,508.64              14,665.49             14,772.41
01/31/98            15,721.47              14,453.29              14,659.02             14,530.61
02/28/98            16,779.87              15,147.90              15,450.76             15,082.21
03/31/98            17,806.19              15,888.26              16,150.31             15,808.40
04/30/98            17,925.27              15,849.34              16,141.71             15,534.00
05/31/98            17,659.50              15,621.11              15,942.87             15,534.00
06/30/98            17,885.80              15,747.50              16,072.50             15,687.09
07/31/98            17,570.15              15,366.32              15,658.59             15,117.77
08/31/98            14,955.42              13,695.68              13,769.98             13,609.84
09/30/98            15,813.81              14,482.81              14,477.96             14,423.39
10/31/98            17,038.75              15,278.07              15,334.21             14,747.14
11/30/98            17,832.57              15,884.59              15,983.29             15,475.60
12/31/98            18,439.52              16,335.80              16,392.76             15,968.60
01/31/99            18,586.77              16,211.07              16,371.62             16,082.84
02/28/99            18,324.42              15,869.09              16,068.33             15,527.98
03/31/99            18,703.63              16,203.23              16,407.42             15,935.23
04/30/99            20,450.55              17,354.19              17,572.70             17,108.63
05/31/99            20,225.77              17,289.81              17,326.79             17,051.19
06/30/99            20,812.99              17,766.20              17,873.00             17,702.57
07/31/99            20,203.66              17,336.02              17,421.67             17,091.28
08/31/99            19,453.81              16,891.17              17,015.05             16,744.34
09/30/99            18,773.98              16,340.97              16,412.83             16,316.09
10/31/99            19,854.56              16,983.50              16,965.55             16,860.25
11/30/99            19,699.28              16,863.87              16,870.46             16,445.65
12/31/99            19,794.40              17,007.38              17,079.21             16,361.43
01/31/00            19,148.64              16,545.59              16,431.54             15,893.44
02/29/00            17,725.98              15,631.74              15,506.48             14,654.63
03/31/00            19,888.78              17,063.59              16,941.18             16,509.34
04/30/00            19,657.34              16,962.32              16,812.69             16,453.85
05/31/00            19,864.58              17,257.09              17,066.87             16,990.28
06/30/00            18,956.71              16,850.74              16,699.60             16,452.04
07/31/00            19,194.12              16,915.59              16,796.36             16,433.39
08/31/00            20,262.11              17,913.33              17,781.44             17,309.59
09/30/00            20,447.65              18,093.72              17,741.95             17,194.68
10/31/00            20,949.92              18,382.63              18,115.06             17,581.29
11/30/00            20,172.29              17,810.03              17,478.31             17,204.34
12/31/00            21,182.92              18,754.32              18,353.88             18,132.22
01/31/01            21,264.39              18,752.98              18,505.63             18,122.49
02/28/01            20,673.08              18,287.21              17,888.32             17,684.51
03/31/01            19,942.56              17,779.69              17,233.93             17,413.70
04/30/01            20,920.58              18,679.46              18,129.11             18,255.99
05/31/01            21,390.53              18,942.33              18,443.88             18,618.36
06/30/01            20,916.11              18,431.29              17,985.93             17,913.67
07/31/01            20,871.65              18,397.62              17,966.37             18,169.86
08/31/01            20,035.62              17,869.90              17,373.34             17,637.77
09/30/01            18,625.49              16,784.90              16,176.50             16,429.31
10/31/01            18,465.19              16,758.88              16,259.52             16,230.89
11/30/01            19,538.69              17,511.52              17,098.68             16,925.36
12/31/01            19,998.88              17,831.13              17,399.13             17,374.79
01/31/02            19,844.79              17,650.62              17,228.42             17,209.61
02/28/02            19,876.65              17,742.44              17,253.76             17,271.55
03/31/02            20,817.02              18,417.00              17,907.62             18,015.50
04/30/02            20,103.09              17,843.78              17,297.38             17,403.22
05/31/02            20,203.87              17,802.71              17,312.24             17,538.13
06/30/02            19,043.82              16,750.00              16,225.99             16,456.78
07/31/02            17,273.53              15,387.57              14,922.92             14,903.86
08/31/02            17,403.95              15,513.84              15,033.22             14,830.90
09/30/02            15,468.83              13,945.24              13,468.58             13,144.66
10/31/02            16,614.86              14,722.91              14,284.69             13,720.72
11/30/02            17,661.55              15,523.95              15,104.19             14,548.16
12/31/02            16,894.42              15,017.85              14,539.85             14,073.40
01/31/03            16,485.43              14,603.65              14,135.21             13,652.44
02/28/03            16,045.94              14,257.70              13,785.95             13,333.89
03/31/03            16,072.57              14,271.46              13,805.72             13,281.07
04/30/03            17,487.34              15,349.01              14,863.16             14,161.90
05/31/03            18,616.16              16,312.14              15,755.62             15,008.41
06/30/03            18,848.93              16,514.13              15,920.33             15,151.97
07/31/03            19,129.60              16,656.56              16,097.95             15,094.53
08/31/03            19,427.68              16,931.40              16,337.15             15,358.74
09/30/03            19,238.14              16,820.95              16,227.47             15,358.95
10/31/03            20,415.48              17,670.29              17,035.86             16,351.34
11/30/03            20,692.45              17,901.21              17,248.31             16,674.44
12/31/03            21,967.91              18,973.94              18,294.84             17,699.35
01/31/04            22,354.21              19,230.66              18,579.12             18,128.21
02/29/04            22,833.31              19,609.33              18,930.86             18,417.99
03/31/04            22,633.44              19,398.82              18,716.37             18,252.79
04/30/04            22,080.29              19,023.78              18,402.38             17,764.19
05/31/04            22,305.47              19,131.34              18,520.16             17,787.45
06/30/04            22,832.50              19,584.84              18,943.70             18,227.59
07/31/04            22,510.90              19,180.36              18,542.21             17,877.28
08/31/04            22,831.03              19,382.35              18,730.96             18,110.82
09/30/04            23,184.93              19,668.36              19,000.48             18,314.05
10/31/04            23,570.34              19,888.03              19,209.25             18,302.32
11/30/04            24,762.02              20,808.52              20,068.65             19,276.10
12/31/04            25,591.23              21,463.68              20,676.99             19,827.14
01/31/05            25,136.96              21,090.88              20,303.34             19,374.90
02/28/05            25,970.04              21,781.00              20,902.60             20,041.36
03/31/05            25,613.69              21,429.77              20,579.95             19,591.12
04/30/05            25,154.95              21,042.99              20,202.57             19,100.14
05/31/05            25,760.49              21,484.93              20,678.71             19,842.59
06/30/05            26,042.53              21,695.45              20,855.10             20,220.78
07/31/05            26,796.01              22,376.36              21,525.35             20,882.38
08/31/05            26,679.47              22,277.65              21,401.19             20,617.74
09/30/05            27,054.05              22,486.66              21,569.59             20,772.54
10/31/05            26,366.94              21,991.04              21,146.06             20,289.18
11/30/05            27,233.70              22,624.46              21,774.11             20,869.21
12/31/05            27,396.38              22,759.37              21,877.21             20,974.89
01/31/06            28,460.40              23,502.91              22,561.84             21,789.05

                                          [END CHART]

                   DATA FROM 1/31/96 THROUGH 1/31/06.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Stock Fund to the following benchmarks:

                 o The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

                 o The Lipper Equity Income Funds Average is an average
                   performance level of all mixed equity and income funds, as reported by Lipper Analytical Services, Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lipper Equity Income Funds Index tracks the total return performance of the 30 largest funds within the Lipper Equity Income Funds category.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

---------------------------------------------------
               TOP 10 EQUITY HOLDINGS
                 (% of Net Assets)
---------------------------------------------------

Exxon Mobil Corp.                              5.6%

Bank of America Corp.                          3.2%

Pfizer, Inc.                                   3.1%

AT&T Inc.                                      2.8%

Citigroup, Inc.                                2.7%

Altria Group, Inc.                             2.5%

Verizon Communications, Inc.                   2.4%

Chevron Corp.                                  2.0%

ConocoPhillips                                 2.0%

Hewlett-Packard Co.                            1.7%

 . . . C O N T I N U E D
========================--------------------------------------------------------

                     SECTOR ASSET ALLOCATION
                            1/31/2006

       [PIE CHART OF SECTOR ASSET ALLOCATION]

Financials                                    31.1%
Energy                                        14.5%
Health Care                                   10.7%
Consumer Discretionary                         9.9%
Telecommunication Services                     7.6%
Consumer Staples                               6.2%
Utilities                                      5.6%
Information Technology                         5.2%
Industrials                                    4.6%
Short-Term Investments*                        3.5%
Materials                                      3.4%

                 [END CHART]

                 *INCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS
                  PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED.

                  PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA INCOME STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              COMMON STOCKS (98.8%)

              ADVERTISING (0.0%)(h)
     1,000    Omnicom Group, Inc.                                                             $       82
                                                                                              ----------
              AEROSPACE & DEFENSE (0.5%)
     7,600    Alliant Techsystems Inc.*                                                              589
     3,500    General Dynamics Corp.                                                                 407
    12,200    Goodrich Corp.                                                                         480
   226,200    Honeywell International, Inc.                                                        8,691
    10,300    Precision Castparts Corp.                                                              515
                                                                                              ----------
                                                                                                  10,682
                                                                                              ----------
              AGRICULTURAL PRODUCTS (0.1%)
    47,900    Archer-Daniels-Midland Co.                                                           1,509
                                                                                              ----------
              AIR FREIGHT & LOGISTICS (0.5%)
    66,000    FedEx Corp.                                                                          6,676
    71,500    Ryder System, Inc.                                                                   3,196
                                                                                              ----------
                                                                                                   9,872
                                                                                              ----------
              AIRLINES (0.0%)(h)
    27,700    Southwest Airlines Co.                                                                 456
                                                                                              ----------
              ALUMINUM (0.1%)
    36,300    Alcoa, Inc.                                                                          1,143
                                                                                              ----------
              APPAREL & ACCESSORIES & LUXURY GOODS (0.5%)
   166,500    Jones Apparel Group, Inc.                                                            5,208
    82,700    Liz Claiborne, Inc.                                                                  2,871
    56,900    V F Corp.                                                                            3,157
                                                                                              ----------
                                                                                                  11,236
                                                                                              ----------
              APPAREL RETAIL (0.2%)
     2,800    Burlington Coat Factory Warehouse Corp.                                                125
    23,200    Gap, Inc.                                                                              420
   115,400    TJX Companies, Inc.                                                                  2,946
                                                                                              ----------
                                                                                                   3,491
                                                                                              ----------
              APPLICATION SOFTWARE (0.2%)
    45,000    BEA Systems, Inc.*                                                                     467
    24,100    Cadence Design Systems, Inc.*                                                          426
    42,600    Compuware Corp.*                                                                       351

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
     8,600    Fair Isaac Corp.                                                                $      381
   157,000    Synopsys, Inc.*                                                                      3,471
                                                                                              ----------
                                                                                                   5,096
                                                                                              ----------
              ASSET MANAGEMENT & CUSTODY BANKS (0.7%)
     5,300    Affiliated Managers Group, Inc.*                                                       492
     9,000    Allied Capital Corp.(a)                                                                256
    95,568    American Capital Strategies Ltd.                                                     3,397
   111,000    Bank of New York, Inc.                                                               3,531
     6,700    Franklin Resources, Inc.                                                               660
    25,600    Mellon Financial Corp.                                                                 903
    64,700    Northern Trust Corp.                                                                 3,378
    29,800    State Street Corp.                                                                   1,802
                                                                                              ----------
                                                                                                  14,419
                                                                                              ----------
              AUTO PARTS & EQUIPMENT (0.1%)
    12,500    ArvinMeritor, Inc.                                                                     218
    49,600    Dana Corp.                                                                             241
     5,500    Johnson Controls, Inc.                                                                 381
    51,000    Lear Corp.                                                                           1,293
                                                                                              ----------
                                                                                                   2,133
                                                                                              ----------
              AUTOMOBILE MANUFACTURERS (0.9%)
 1,271,000    Ford Motor Co.(a)                                                                   10,905
   363,300    General Motors Corp.(a)                                                              8,741
                                                                                              ----------
                                                                                                  19,646
                                                                                              ----------
              AUTOMOTIVE RETAIL (0.2%)
   158,200    AutoNation, Inc.*                                                                    3,526
     4,600    Autozone, Inc.*                                                                        450
    15,500    O'Reilly Automotive, Inc.*                                                             509
                                                                                              ----------
                                                                                                   4,485
                                                                                              ----------
              BIOTECHNOLOGY (0.1%)
    15,300    Applera Corp. - Applied Biosystems Group                                               434
     5,300    Invitrogen Corp.*                                                                      365
   110,400    Millennium Pharmaceuticals, Inc.*                                                    1,141
                                                                                              ----------
                                                                                                   1,940
                                                                                              ----------
              BREWERS (0.0%)(h)
    14,600    Molson Coors Brewing Co. "B"                                                           912
                                                                                              ----------
              BROADCASTING & CABLE TV (0.8%)
   148,450    CBS Corp. "B"                                                                        3,879
   313,600    Comcast Corp. "A"*                                                                   8,724

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
   232,000    DIRECTV Group, Inc.*                                                            $    3,209
    83,500    Liberty Media Corp. "A"*                                                               698
                                                                                              ----------
                                                                                                  16,510
                                                                                              ----------
              BUILDING PRODUCTS (0.2%)
   111,400    Masco Corp.                                                                          3,303
     6,500    USG Corp.*                                                                             619
                                                                                              ----------
                                                                                                   3,922
                                                                                              ----------
              CASINOS & GAMING (0.0%)(h)
     6,200    Harrah's Entertainment, Inc.                                                           456
                                                                                              ----------
              COMMERCIAL PRINTING (0.2%)
    19,800    Deluxe Corp.                                                                           530
   101,000    R.R. Donnelley & Sons Co.                                                            3,293
                                                                                              ----------
                                                                                                   3,823
                                                                                              ----------
              COMMODITY CHEMICALS (0.0%)(h)
    39,700    Lyondell Chemical Co.                                                                  953
                                                                                              ----------
              COMMUNICATIONS EQUIPMENT (0.3%)
   210,500    Motorola, Inc.                                                                       4,780
    11,100    Scientific-Atlanta, Inc.                                                               475
    41,800    Tellabs, Inc.*                                                                         535
                                                                                              ----------
                                                                                                   5,790
                                                                                              ----------
              COMPUTER HARDWARE (2.7%)
     6,600    Apple Computer, Inc.*                                                                  498
   434,700    Dell, Inc.*                                                                         12,741
 1,195,300    Hewlett-Packard Co.                                                                 37,270
    55,600    IBM Corp.                                                                            4,520
    69,500    NCR Corp.*                                                                           2,582
                                                                                              ----------
                                                                                                  57,611
                                                                                              ----------
              COMPUTER STORAGE & PERIPHERALS (0.1%)
    86,100    EMC Corp.*                                                                           1,154
     2,100    Lexmark International, Inc.*                                                           102
    13,300    SanDisk Corp.*                                                                         896
                                                                                              ----------
                                                                                                   2,152
                                                                                              ----------
              CONSTRUCTION & ENGINEERING (0.0%)(h)
     6,100    Jacobs Engineering Group, Inc.*                                                        509
     5,200    URS Corp.*                                                                             222
                                                                                              ----------
                                                                                                     731
                                                                                              ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
    10,100    Caterpillar, Inc.                                                               $      686
    33,700    PACCAR, Inc.                                                                         2,345
                                                                                              ----------
                                                                                                   3,031
                                                                                              ----------
              CONSTRUCTION MATERIALS (0.3%)
    41,100    Lafarge North America, Inc.                                                          2,533
    50,500    Martin Marietta Materials, Inc.                                                      4,281
     5,500    Vulcan Materials Co.                                                                   395
                                                                                              ----------
                                                                                                   7,209
                                                                                              ----------
              CONSUMER FINANCE (0.0%)(h)
    17,800    AmeriCredit Corp.*                                                                     512
     7,400    CompuCredit Corp.*                                                                     297
       400    Student Loan Corp.                                                                      88
                                                                                              ----------
                                                                                                     897
                                                                                              ----------
              DATA PROCESSING & OUTSOURCED SERVICES (1.0%)
    37,100    Affiliated Computer Services, Inc. "A"*                                              2,323
    13,200    Ceridian Corp.*                                                                        326
    50,400    CheckFree Corp.*                                                                     2,612
    74,600    Computer Sciences Corp.*                                                             3,782
    12,500    Convergys Corp.*                                                                       215
    82,400    Electronic Data Systems Corp.                                                        2,076
   167,300    First Data Corp.                                                                     7,545
     9,100    Fiserv, Inc.*                                                                          400
     8,100    Moneygram International, Inc.                                                          215
    73,600    SABRE Holdings Corp. "A"                                                             1,803
                                                                                              ----------
                                                                                                  21,297
                                                                                              ----------
              DEPARTMENT STORES (0.2%)
    32,700    Federated Department Stores, Inc.                                                    2,179
    12,100    J.C. Penney Co., Inc.                                                                  675
    24,400    Saks Inc.*                                                                             471
                                                                                              ----------
                                                                                                   3,325
                                                                                              ----------
              DISTILLERS & VINTNERS (0.0%)(h)
    15,800    Constellation Brands, Inc. "A"*                                                        422
                                                                                              ----------
              DISTRIBUTORS (0.2%)
    85,400    Genuine Parts Co.                                                                    3,632
                                                                                              ----------
              DIVERSIFIED BANKS (6.7%)
 1,532,383    Bank of America Corp.                                                               67,777
    80,100    Comerica, Inc.                                                                       4,443

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
   546,600    U.S. Bancorp                                                                    $   16,349
   458,400    Wachovia Corp.                                                                      25,134
     3,500    Webster Financial Corp.                                                                165
   459,500    Wells Fargo & Co.                                                                   28,655
                                                                                              ----------
                                                                                                 142,523
                                                                                              ----------
              DIVERSIFIED CHEMICALS (0.9%)
    89,700    Dow Chemical Co.                                                                     3,794
   214,200    Du Pont (E.I.) De Nemours & Co.                                                      8,386
     7,200    Engelhard Corp.                                                                        290
    98,800    PPG Industries, Inc.                                                                 5,879
                                                                                              ----------
                                                                                                  18,349
                                                                                              ----------
              DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.5%)
    66,000    Brink's Co.                                                                          3,511
   290,700    Cendant Corp.                                                                        4,867
    73,100    Equifax, Inc.                                                                        2,801
                                                                                              ----------
                                                                                                  11,179
                                                                                              ----------
              DIVERSIFIED METALS & MINING (0.0%)(h)
     8,000    Southern Copper Corp.                                                                  697
                                                                                              ----------
              DRUG RETAIL (0.2%)
    56,300    CVS Corp.                                                                            1,563
    57,300    Walgreen Co.                                                                         2,480
                                                                                              ----------
                                                                                                   4,043
                                                                                              ----------
              ELECTRIC UTILITIES (2.4%)
    27,200    Allegheny Energy, Inc.*                                                                946
    83,400    American Electric Power Co., Inc.                                                    3,112
    14,100    DPL, Inc.                                                                              362
   184,900    Edison International                                                                 8,102
   106,700    Exelon Corp.                                                                         6,127
   174,600    FirstEnergy Corp.                                                                    8,747
   109,300    FPL Group, Inc.                                                                      4,568
    31,700    Great Plains Energy, Inc.                                                              904
   186,200    Pepco Holdings, Inc.                                                                 4,284
    50,400    Pinnacle West Capital Corp.                                                          2,148
     3,900    PPL Corp.                                                                              118
   232,300    Progress Energy, Inc.                                                               10,133
    37,400    Southern Co.                                                                         1,302
                                                                                              ----------
                                                                                                  50,853
                                                                                              ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
    16,100    American Power Conversion Corp.                                                 $      382
    22,300    Emerson Electric Co.                                                                 1,727
    59,700    Hubbell, Inc. "B"                                                                    2,683
     4,000    Rockwell Automation, Inc.                                                              264
    50,100    Roper Industries, Inc.                                                               2,022
                                                                                              ----------
                                                                                                   7,078
                                                                                              ----------
              ELECTRONIC EQUIPMENT MANUFACTURERS (0.0%)(h)
    20,000    AVX Corp.                                                                              332
                                                                                              ----------
              ELECTRONIC MANUFACTURING SERVICES (0.1%)
    27,800    Jabil Circuit, Inc.*                                                                 1,123
                                                                                              ----------
              ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
   184,900    Allied Waste Industries, Inc.*(a)                                                    1,681
   157,800    Waste Management, Inc.                                                               4,983
                                                                                              ----------
                                                                                                   6,664
                                                                                              ----------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
    15,600    Monsanto Co.                                                                         1,320
     5,600    Scotts Miracle-Gro Co. "A"                                                             277
                                                                                              ----------
                                                                                                   1,597
                                                                                              ----------
              FOOD RETAIL (1.1%)
   203,200    Albertson's, Inc.                                                                    5,110
   460,900    Kroger Co.*                                                                          8,481
   286,300    Safeway, Inc.                                                                        6,711
   107,400    SUPERVALU, Inc.                                                                      3,429
                                                                                              ----------
                                                                                                  23,731
                                                                                              ----------
              FOREST PRODUCTS (0.1%)
    64,000    Louisiana-Pacific Corp.                                                              1,885
                                                                                              ----------
              GAS UTILITIES (0.7%)
    81,400    Energen Corp.                                                                        3,176
    95,400    National Fuel Gas Co.                                                                3,139
   130,100    Oneok, Inc.(a)                                                                       3,677
    36,200    Questar Corp.                                                                        2,949
    88,400    UGI Corp.                                                                            1,898
                                                                                              ----------
                                                                                                  14,839
                                                                                              ----------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              GENERAL MERCHANDISE STORES (0.1%)
    61,500    Dollar Tree Stores, Inc.*                                                       $    1,524
     1,600    Target Corp.                                                                            88
                                                                                              ----------
                                                                                                   1,612
                                                                                              ----------
              HEALTH CARE DISTRIBUTORS (1.6%)
   241,100    AmerisourceBergen Corp.                                                             10,522
   132,500    Cardinal Health, Inc.                                                                9,545
     9,500    Henry Schein, Inc.*                                                                    443
   256,400    McKesson Corp.                                                                      13,589
                                                                                              ----------
                                                                                                  34,099
                                                                                              ----------
              HEALTH CARE FACILITIES (0.2%)
    65,100    Community Health Systems, Inc.*                                                      2,369
    17,100    Health Management Associates, Inc. "A"                                                 359
   109,900    Tenet Healthcare Corp.*                                                                799
                                                                                              ----------
                                                                                                   3,527
                                                                                              ----------
              HEALTH CARE SERVICES (0.8%)
   139,900    Caremark Rx, Inc.*                                                                   6,897
    23,700    Lincare Holdings, Inc.*                                                              1,002
   104,000    Medco Health Solutions, Inc.*                                                        5,626
    58,600    Omnicare, Inc.                                                                       2,913
     3,800    Pediatrix Medical Group, Inc.*                                                         333
                                                                                              ----------
                                                                                                  16,771
                                                                                              ----------
              HEALTH CARE SUPPLIES (0.1%)
    31,800    Bausch & Lomb Inc.                                                                   2,148
                                                                                              ----------
              HOME FURNISHINGS (0.2%)
    61,500    Mohawk Industries, Inc.*                                                             5,230
                                                                                              ----------
              HOME IMPROVEMENT RETAIL (1.0%)
   337,600    Home Depot, Inc.                                                                    13,690
   104,600    Lowe's Companies, Inc.                                                               6,647
                                                                                              ----------
                                                                                                  20,337
                                                                                              ----------
              HOMEBUILDING (2.1%)
    20,800    Beazer Homes USA, Inc.(a)                                                            1,515
   117,800    Centex Corp.                                                                         8,410
   261,466    D.R. Horton, Inc.                                                                    9,758
     8,000    Hovnanian Enterprises, Inc. "A"*                                                       387
    94,100    KB Home                                                                              7,170

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
   110,500    Lennar Corp. "A"                                                                $    6,913
    26,063    M.D.C. Holdings, Inc.                                                                1,654
       500    NVR, Inc.*                                                                             397
    91,900    Pulte Homes, Inc.                                                                    3,667
    30,800    Ryland Group, Inc.                                                                   2,229
    40,600    Standard Pacific Corp.                                                               1,579
    42,000    Toll Brothers, Inc.*                                                                 1,428
                                                                                              ----------
                                                                                                  45,107
                                                                                              ----------
              HOMEFURNISHING RETAIL (0.0%)(h)
     5,200    Bed Bath & Beyond, Inc.*                                                               195
                                                                                              ----------
              HOUSEHOLD APPLIANCES (0.3%)
    20,000    Black & Decker Corp.                                                                 1,726
    36,200    Maytag Corp.                                                                           623
     4,100    Snap On Inc.                                                                           165
     7,600    Stanley Works                                                                          373
    52,200    Whirlpool Corp.                                                                      4,211
                                                                                              ----------
                                                                                                   7,098
                                                                                              ----------
              HOUSEHOLD PRODUCTS (0.3%)
     7,500    Colgate-Palmolive Co.                                                                  412
    68,700    Energizer Holdings, Inc.*                                                            3,717
    54,300    Kimberly-Clark Corp.                                                                 3,102
                                                                                              ----------
                                                                                                   7,231
                                                                                              ----------
              HOUSEWARES & SPECIALTIES (0.1%)
    57,400    Newell Rubbermaid, Inc.                                                              1,357
                                                                                              ----------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)(h)
    15,500    Manpower Inc.                                                                          834
                                                                                              ----------
              HYPERMARKETS & SUPER CENTERS (0.0%)(h)
     6,000    BJ's Wholesale Club, Inc.*                                                             193
                                                                                              ----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
    52,200    AES Corp.*                                                                             889
    63,300    Constellation Energy Group, Inc.                                                     3,689
   205,000    Duke Energy Corp.(a)                                                                 5,812
    14,200    TXU Corp.                                                                              719
                                                                                              ----------
                                                                                                  11,109
                                                                                              ----------

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                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              INDUSTRIAL CONGLOMERATES (0.5%)
   347,400    General Electric Co.                                                            $   11,377
     6,200    Teleflex, Inc.                                                                         391
                                                                                              ----------
                                                                                                  11,768
                                                                                              ----------
              INDUSTRIAL GASES (0.2%)
    57,200    Air Products & Chemicals, Inc.                                                       3,529
                                                                                              ----------
              INDUSTRIAL MACHINERY (0.6%)
    47,100    Eaton Corp.                                                                          3,118
     6,400    Flowserve Corp.*                                                                       294
    60,600    Harsco Corp.                                                                         4,801
    12,000    IDEX Corp.                                                                             552
    69,500    Pentair, Inc.                                                                        2,669
    42,000    SPX Corp.                                                                            2,004
                                                                                              ----------
                                                                                                  13,438
                                                                                              ----------
              INSURANCE BROKERS (0.3%)
   120,100    Aon Corp.                                                                            4,110
    52,600    Marsh & McLennan Companies, Inc.                                                     1,598
                                                                                              ----------
                                                                                                   5,708
                                                                                              ----------
              INTEGRATED OIL & GAS (10.7%)
     8,800    Amerada Hess Corp.                                                                   1,362
   721,801    Chevron Corp.                                                                       42,860
   670,500    ConocoPhillips                                                                      43,381
 1,901,700    Exxon Mobil Corp.                                                                  119,332
    74,400    Marathon Oil Corp.                                                                   5,719
   176,600    Occidental Petroleum Corp.                                                          17,256
                                                                                              ----------
                                                                                                 229,910
                                                                                              ----------
              INTEGRATED TELECOMMUNICATION SERVICES (6.9%)
 2,313,545    AT&T Inc.                                                                           60,036
 1,113,000    BellSouth Corp.                                                                     32,021
   114,400    Centurytel Inc.(a)                                                                   3,810
 1,621,888    Verizon Communications, Inc.                                                        51,349
                                                                                              ----------
                                                                                                 147,216
                                                                                              ----------
              INTERNET RETAIL (0.0%)(h)
    29,300    IAC/InterActiveCorp*                                                                   850
                                                                                              ----------
              INVESTMENT BANKING & BROKERAGE (2.5%)
     1,900    A.G. Edwards, Inc.                                                                      90
    19,600    E*TRADE Financial Corp.*                                                               466

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==================--------------------------------------------------------------
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                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
    90,400    Goldman Sachs Group, Inc.                                                       $   12,769
    97,600    Lehman Brothers Holdings, Inc.                                                      13,708
   157,900    Merrill Lynch & Co., Inc.                                                           11,854
   244,931    Morgan Stanley                                                                      15,051
    17,200    TD Ameritrade Holding Corp.*                                                           348
                                                                                              ----------
                                                                                                  54,286
                                                                                              ----------
              IT CONSULTING & OTHER SERVICES (0.0%)(h)
    42,100    Unisys Corp.*                                                                          282
                                                                                              ----------
              LEISURE PRODUCTS (0.1%)
    60,400    Brunswick Corp.                                                                      2,270
                                                                                              ----------
              LIFE & HEALTH INSURANCE (2.7%)
    29,600    AFLAC, Inc.                                                                          1,390
    67,200    AmerUs Group Co.                                                                     4,124
    15,600    Conseco, Inc.*                                                                         380
    74,700    Jefferson-Pilot Corp.                                                                4,357
    81,600    Lincoln National Corp.                                                               4,450
   135,600    MetLife, Inc.                                                                        6,802
   120,500    Nationwide Financial Services, Inc. "A"                                              5,128
   108,600    Principal Financial Group, Inc.                                                      5,122
    79,500    Protective Life Corp.                                                                3,573
   145,800    Prudential Financial, Inc.                                                          10,984
    12,000    StanCorp Financial Group, Inc.                                                         597
    95,100    Torchmark, Corp.                                                                     5,335
   304,800    UnumProvident Corp.(a)                                                               6,197
                                                                                              ----------
                                                                                                  58,439
                                                                                              ----------
              MANAGED HEALTH CARE (1.9%)
    52,600    Aetna, Inc.                                                                          5,092
    70,300    CIGNA Corp.                                                                          8,548
    95,100    Health Net, Inc.*                                                                    4,695
    89,700    Humana, Inc.*                                                                        5,003
    54,000    Sierra Health Services, Inc.*                                                        2,139
   154,200    UnitedHealth Group, Inc.                                                             9,163
    83,069    WellPoint, Inc.*                                                                     6,380
                                                                                              ----------
                                                                                                  41,020
                                                                                              ----------
              MARINE (0.0%)(h)
     4,300    Alexander & Baldwin, Inc.                                                              226
                                                                                              ----------

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                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              METAL & GLASS CONTAINERS (0.1%)
    39,400    Ball Corp.                                                                      $    1,596
    21,900    Owens-Illinois, Inc.*                                                                  481
                                                                                              ----------
                                                                                                   2,077
                                                                                              ----------
              MOTORCYCLE MANUFACTURERS (0.1%)
    33,800    Harley-Davidson, Inc.(a)                                                             1,809
                                                                                              ----------
              MOVIES & ENTERTAINMENT (1.3%)
   758,500    Time Warner, Inc.                                                                   13,296
   148,450    Viacom Inc. "B"*                                                                     6,158
   342,300    Walt Disney Co.                                                                      8,664
                                                                                              ----------
                                                                                                  28,118
                                                                                              ----------
              MULTI-LINE INSURANCE (1.9%)
   142,400    American Financial Group, Inc.                                                       5,357
   353,200    American International Group, Inc.                                                  23,120
     8,300    Hanover Insurance Group Inc.                                                           402
    41,200    Hartford Financial Services Group, Inc.                                              3,388
    85,723    HCC Insurance Holdings, Inc.                                                         2,663
    19,400    Loews Corp.                                                                          1,915
    67,000    Unitrin, Inc.                                                                        2,962
                                                                                              ----------
                                                                                                  39,807
                                                                                              ----------
              MULTI-UTILITIES (2.0%)
    87,500    Alliant Energy Corp.                                                                 2,595
    15,200    Ameren Corp.                                                                           772
   384,400    CenterPoint Energy, Inc.(a)                                                          4,913
    25,200    CMS Energy Corp.*                                                                      365
    30,400    Consolidated Edison, Inc.                                                            1,429
    32,800    Dominion Resources, Inc.                                                             2,477
    81,200    DTE Energy Co.                                                                       3,427
   138,000    Energy East Corp.                                                                    3,429
    12,000    Keyspan Corp.                                                                          431
   107,600    MDU Resources Group, Inc.                                                            3,895
   164,100    NiSource, Inc.                                                                       3,369
     6,900    NSTAR                                                                                  198
    48,300    PG&E Corp.                                                                           1,802
    81,200    Public Service Enterprise Group, Inc.                                                5,653
    23,000    Puget Energy, Inc.                                                                     485
     9,500    Sempra Energy                                                                          456

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                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
   214,100    Teco Energy, Inc.                                                               $    3,657
     7,700    Wisconsin Energy Corp.                                                                 320
     2,800    WPS Resources Corp.                                                                    157
   123,100    XCEL Energy, Inc.                                                                    2,391
                                                                                              ----------
                                                                                                  42,221
                                                                                              ----------
              OFFICE SERVICES & SUPPLIES (0.2%)
   122,400    Pitney Bowes, Inc.                                                                   5,231
                                                                                              ----------
              OIL & GAS DRILLING (0.2%)
     8,900    Ensco International, Inc.                                                              455
     7,900    Helmerich & Payne, Inc.                                                                619
    15,200    Pride International, Inc.*                                                             537
    33,700    Unit Corp.*                                                                          2,012
                                                                                              ----------
                                                                                                   3,623
                                                                                              ----------
              OIL & GAS EQUIPMENT & SERVICES (0.1%)
    10,400    Cooper Cameron Corp.*                                                                  503
    14,900    National-Oilwell Varco, Inc.*                                                        1,134
     8,800    Tidewater, Inc.                                                                        514
                                                                                              ----------
                                                                                                   2,151
                                                                                              ----------
              OIL & GAS EXPLORATION & PRODUCTION (2.2%)
    74,400    Anadarko Petroleum Corp.                                                             8,022
   113,100    Apache Corp.                                                                         8,542
    93,400    Burlington Resources, Inc.                                                           8,524
   109,200    Chesapeake Energy Corp.                                                              3,826
   180,600    Devon Energy Corp.                                                                  12,319
     5,800    EOG Resources, Inc.                                                                    490
    61,000    Forest Oil Corp.*                                                                    3,141
     9,600    Kerr-McGee Corp.                                                                     1,060
     8,700    Newfield Exploration Co.*                                                              456
    10,500    Noble Energy, Inc.                                                                     486
     7,600    Pioneer Natural Resources Co.                                                          404
                                                                                              ----------
                                                                                                  47,270
                                                                                              ----------
              OIL & GAS REFINING & MARKETING (1.2%)
    46,600    Sunoco, Inc.                                                                         4,436
    52,700    Tesoro Corp.                                                                         3,819
   271,200    Valero Energy Corp.                                                                 16,931
                                                                                              ----------
                                                                                                  25,186
                                                                                              ----------

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                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              OIL & GAS STORAGE & TRANSPORTATION (0.1%)
    53,100    El Paso Corp.                                                                   $      715
     6,600    Kinder Morgan, Inc.                                                                    635
    46,700    Williams Companies, Inc.                                                             1,113
                                                                                              ----------
                                                                                                   2,463
                                                                                              ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (3.8%)
 1,242,400    Citigroup, Inc.                                                                     57,871
   601,500    J.P. Morgan Chase & Co.                                                             23,910
                                                                                              ----------
                                                                                                  81,781
                                                                                              ----------
              PACKAGED FOODS & MEAT (1.4%)
   206,500    ConAgra Foods, Inc.                                                                  4,281
    10,800    Dean Foods Co.*                                                                        410
   151,300    H.J. Heinz Co.                                                                       5,135
    40,100    J.M. Smucker Co.                                                                     1,744
   105,400    Kraft Foods, Inc. "A"                                                                3,103
    73,900    McCormick & Co., Inc.                                                                2,233
    69,000    Pilgrim's Pride Corp.(a)                                                             1,679
   570,300    Sara Lee Corp.                                                                      10,425
   125,200    Tyson Foods, Inc. "A"                                                                1,794
                                                                                              ----------
                                                                                                  30,804
                                                                                              ----------
              PAPER PACKAGING (0.4%)
   118,100    Packaging Corp. of America                                                           2,740
    88,300    Smurfit-Stone Container Corp.*                                                       1,129
    10,800    Sonoco Products Co.                                                                    334
    75,000    Temple-Inland Inc.                                                                   3,518
                                                                                              ----------
                                                                                                   7,721
                                                                                              ----------
              PAPER PRODUCTS (0.3%)
   110,000    International Paper Co.                                                              3,589
    85,900    MeadWestVaco Corp.                                                                   2,293
                                                                                              ----------
                                                                                                   5,882
                                                                                              ----------
              PHARMACEUTICALS (6.0%)
    10,400    Abbott Laboratories                                                                    449
   683,500    Bristol-Myers Squibb Co.                                                            15,577
    10,400    Forest Laboratories, Inc.*                                                             481
    43,000    Johnson & Johnson                                                                    2,474
   230,000    King Pharmaceuticals, Inc.*                                                          4,312
   921,600    Merck & Co., Inc.                                                                   31,795
 2,575,800    Pfizer, Inc.                                                                        66,147

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==================--------------------------------------------------------------
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                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
    63,300    Watson Pharmaceuticals, Inc.*                                                   $    2,095
   125,600    Wyeth                                                                                5,809
                                                                                              ----------
                                                                                                 129,139
                                                                                              ----------
              PHOTOGRAPHIC PRODUCTS (0.2%)
   153,900    Eastman Kodak Co.(a)                                                                 3,863
                                                                                              ----------
              PROPERTY & CASUALTY INSURANCE (3.1%)
   185,300    Allstate Corp.                                                                       9,645
    12,700    Ambac Financial Group, Inc.                                                            975
    47,300    Chubb Corp.                                                                          4,463
    13,200    CNA Financial Corp.*                                                                   417
    35,000    Commerce Group, Inc.                                                                 1,887
   230,980    Fidelity National Financial, Inc.                                                    9,117
   121,900    First American Corp.                                                                 5,707
    95,100    MBIA, Inc.                                                                           5,854
    47,700    Mercury General Corp.                                                                2,689
   253,525    Old Republic International Corp.                                                     5,438
    19,500    Philadelphia Consolidated Holding Corp.*                                             1,894
    21,800    Progressive Corp.                                                                    2,290
    81,300    Safeco Corp.                                                                         4,248
   160,700    St. Paul Travelers Companies, Inc.                                                   7,293
    93,700    W.R. Berkley Corp.                                                                   4,629
                                                                                              ----------
                                                                                                  66,546
                                                                                              ----------
              PUBLISHING (0.2%)
    51,800    Gannett Co., Inc.                                                                    3,201
     8,200    Lee Enterprises, Inc.                                                                  289
                                                                                              ----------
                                                                                                   3,490
                                                                                              ----------
              RAILROADS (0.7%)
    63,800    Burlington Northern Santa Fe Corp.                                                   5,112
   116,700    CSX Corp.                                                                            6,247
    37,400    Norfolk Southern Corp.                                                               1,864
    13,500    Union Pacific Corp.                                                                  1,194
                                                                                              ----------
                                                                                                  14,417
                                                                                              ----------
              REAL ESTATE INVESTMENT TRUSTS (1.3%)
    88,900    Annaly Mortgage Management, Inc.(a)                                                  1,105
     4,300    Apartment Investment and Management Co. "A"                                            183
    39,600    Boston Properties, Inc.                                                              3,099
    79,500    CBL & Associates Properties, Inc.(a)                                                 3,365
    16,300    Crescent Real Estate Equities Co.                                                      345

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                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
   113,000    Equity Office Properties Trust                                                  $    3,596
    10,300    Equity Residential Properties Trust                                                    437
    42,000    Friedman, Billings, Ramsey Group, Inc.                                                 486
    18,100    General Growth Properties, Inc.                                                        934
    72,400    Hospitality Properties Trust                                                         3,104
    69,800    Host Marriott Corp.                                                                  1,393
   100,900    iStar Financial, Inc.                                                                3,621
    27,300    New Century Financial Corp.(a)                                                       1,071
     5,900    Public Storage, Inc.                                                                   428
     6,500    Rayonier Inc.                                                                          278
     5,300    Simon Property Group, Inc.                                                             439
    29,200    Thornburg Mortgage, Inc.(a)                                                            748
    38,500    Vornado Realty Trust                                                                 3,401
                                                                                              ----------
                                                                                                  28,033
                                                                                              ----------
              REGIONAL BANKS (4.1%)
   204,000    AmSouth Bancorp                                                                      5,632
     2,700    BancorpSouth, Inc.                                                                      62
   304,900    BB&T Corp.                                                                          11,903
    31,300    City National Corp.                                                                  2,347
   114,100    Colonial Bancgroup, Inc.                                                             2,841
     1,800    Commerce Bancshares, Inc.                                                               91
    17,200    Compass Bancshares, Inc.                                                               838
    49,800    Fifth Third Bancorp                                                                  1,871
    67,700    First Horizon National Corp.                                                         2,564
   120,640    Firstmerit Corp.                                                                     3,046
    16,800    Huntington Bancshares Inc.                                                             390
   165,600    KeyCorp                                                                              5,861
   464,446    National City Corp.(a)                                                              15,875
   146,900    PNC Financial Services Group, Inc.                                                   9,528
   170,308    Popular, Inc.                                                                        3,459
   170,529    Regions Financial Corp.                                                              5,658
   107,642    Sky Financial Group, Inc.                                                            2,769
   154,000    SunTrust Banks, Inc.                                                                11,003
     7,600    TCF Financial Corp.                                                                    190
    11,600    UnionBanCal Corp.                                                                      778
     2,100    Valley National Bancorp                                                                 49
     6,000    Zions Bancorp                                                                          474
                                                                                              ----------
                                                                                                  87,229
                                                                                              ----------
              REINSURANCE (0.0%)(h)
     3,500    Reinsurance Group of America, Inc.                                                     170
                                                                                              ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              RESTAURANTS (0.7%)
     3,450    Applebee's International, Inc.                                                  $       83
    39,400    Brinker International, Inc.                                                          1,604
    27,500    CBRL Group, Inc.                                                                     1,207
    24,100    Darden Restaurants, Inc.                                                               980
   257,800    McDonald's Corp.                                                                     9,025
     8,900    Outback Steakhouse, Inc.                                                               411
    17,200    Wendy's International, Inc.                                                          1,014
                                                                                              ----------
                                                                                                  14,324
                                                                                              ----------
              SEMICONDUCTOR EQUIPMENT (0.0%)(h)
    22,500    Applied Materials, Inc.                                                                428
       400    KLA-Tencor Corp.                                                                        21
                                                                                              ----------
                                                                                                     449
                                                                                              ----------
              SEMICONDUCTORS (0.2%)
    53,800    Advanced Micro Devices, Inc.*                                                        2,252
    33,400    Intel Corp.                                                                            710
    17,600    Intersil Corp. "A"                                                                     512
    49,800    LSI Logic Corp.*                                                                       456
                                                                                              ----------
                                                                                                   3,930
                                                                                              ----------
              SOFT DRINKS (0.5%)
   248,500    Coca-Cola Co.                                                                       10,283
    13,100    Pepsi Bottling Group, Inc.                                                             380
     4,400    PepsiAmericas, Inc.                                                                    108
                                                                                              ----------
                                                                                                  10,771
                                                                                              ----------
              SPECIALIZED CONSUMER SERVICES (0.0%)(h)
    30,600    H&R Block, Inc.                                                                        748
                                                                                              ----------
              SPECIALTY CHEMICALS (0.3%)
     8,300    International Flavors & Fragrances Inc.                                                273
   100,300    Rohm & Haas Co.                                                                      5,105
    52,200    RPM International, Inc.                                                                987
                                                                                              ----------
                                                                                                   6,365
                                                                                              ----------
              SPECIALTY STORES (0.4%)
    79,100    Barnes & Noble, Inc.                                                                 3,356
   144,800    Office Depot, Inc.*                                                                  4,800
    10,300    Tiffany & Co.                                                                          388
                                                                                              ----------
                                                                                                   8,544
                                                                                              ----------

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==================--------------------------------------------------------------
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                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              STEEL (0.6%)
    98,600    Nucor Corp.(a)                                                                  $    8,305
     3,200    Steel Dynamics, Inc.                                                                   149
    51,400    United States Steel Corp.(a)                                                         3,071
    26,800    Worthington Industries, Inc.                                                           553
                                                                                              ----------
                                                                                                  12,078
                                                                                              ----------
              SYSTEMS SOFTWARE (0.4%)
   100,200    BMC Software, Inc.*                                                                  2,215
    73,300    CA, Inc.                                                                             2,001
    10,500    Sybase, Inc.*                                                                          227
   197,300    Symantec Corp.*                                                                      3,626
                                                                                              ----------
                                                                                                   8,069
                                                                                              ----------
              TECHNOLOGY DISTRIBUTORS (0.2%)
    17,100    Avnet, Inc.*                                                                           418
    78,100    Ingram Micro, Inc. "A"*                                                              1,511
    40,900    Tech Data Corp.*                                                                     1,687
                                                                                              ----------
                                                                                                   3,616
                                                                                              ----------
              THRIFTS & MORTGAGE FINANCE (4.0%)
    47,950    Astoria Financial Corp.                                                              1,381
   266,588    Countrywide Financial Corp.                                                          8,915
     8,700    Downey Financial Corp.                                                                 570
   462,700    Fannie Mae(c)                                                                       26,809
   209,800    Freddie Mac(c)                                                                      14,237
    12,500    Fremont General Corp.                                                                  306
    36,600    Golden West Financial Corp.                                                          2,585
    88,405    IndyMac Bancorp, Inc.                                                                3,612
     8,700    Radian Group, Inc.                                                                     498
   193,500    Sovereign Bancorp, Inc.                                                              4,218
   506,712    Washington Mutual, Inc.                                                             21,444
                                                                                              ----------
                                                                                                  84,575
                                                                                              ----------
              TOBACCO (2.6%)
   743,000    Altria Group, Inc.                                                                  53,749
    13,800    Loews Corp. - Carolina Group                                                           636
    49,100    UST, Inc.                                                                            1,912
                                                                                              ----------
                                                                                                  56,297
                                                                                              ----------
              TRADING COMPANIES & DISTRIBUTORS (0.0%)(h)
     7,900    GATX Corp.                                                                             314
                                                                                              ----------

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==================--------------------------------------------------------------
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                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              TRUCKING (0.0%)(h)
     5,200    Laidlaw International, Inc.                                                     $      141
                                                                                              ----------
              WATER UTILITIES (0.0%)(h)
    21,066    Aqua America, Inc.                                                                     593
                                                                                              ----------
              WIRELESS TELECOMMUNICATION SERVICES (0.7%)
    86,600    Alltel Corp.                                                                         5,198
    15,000    American Tower Corp. "A"*                                                              464
   269,420    Sprint Nextel Corp.                                                                  6,167
    75,600    Telephone & Data Systems, Inc.                                                       2,709
                                                                                              ----------
                                                                                                  14,538
                                                                                              ----------
              Total common stocks (cost: $1,920,335)                                           2,113,929
                                                                                              ----------
              MONEY MARKET INSTRUMENTS (1.0%)

              MUTUAL FUNDS
22,319,781    SSgA Prime Money Market Fund, 4.30%(b) (cost: $22,320)                              22,320
                                                                                              ----------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (2.5%)

              MONEY MARKET FUNDS (0.0%)(h)
   958,855    AIM Short-Term Investment Co. Liquid Assets Portfolio, 4.37%(b)                        959
    27,806    Merrill Lynch Premier Institutional Fund, 4.25%(b)                                      28
                                                                                              ----------
                                                                                                     987
                                                                                              ----------

 PRINCIPAL
    AMOUNT
     (000)
----------
              REPURCHASE AGREEMENTS (1.1%)(d)
   $21,000    Credit Suisse First Boston, LLC, 4.44%, acquired on 1/31/2006 and due 2/01/2006 at $21,000 (collateralized by $21,670 of Freddie Mac
                 Discount Notes(c), 4.62%(g), due 5/02/2006; market value $21,421)                21,000
     2,000    Deutsche Bank Securities, Inc., 4.46%, acquired on 1/31/2006 and due 2/01/2006 at $2,000 (collateralized by $2,041 of Freddie Mac
                 Discount Notes(c), 4.62%(g), due 5/02/2006; market value $2,040)                  2,000
                                                                                              ----------
                                                                                                  23,000
                                                                                              ----------

32

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

 PRINCIPAL                                                                                        MARKET
    AMOUNT                                                                                         VALUE
     (000)    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              COMMERCIAL PAPER (0.5%)
   $10,000    Goldman Sachs Group, Inc.(e), 4.55%(f), 5/25/06                                 $   10,000
                                                                                              ----------
              CORPORATE BONDS (0.9%)
    20,000    White Pine Finance LLC(e), 4.53%(f), 6/12/06                                        20,005
                                                                                              ----------
              Total short-term investments purchased with cash collateral
                 from securities loaned (cost: $53,986)                                           53,992
                                                                                              ----------

              TOTAL INVESTMENTS (COST: $1,996,641)                                            $2,190,241
                                                                                              ==========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA INCOME STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

          Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

          The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

          (a) The security or a portion thereof was out on loan as of January 31, 2006.

          (b) Rate represents the money market fund annualized seven-day yield at January 31, 2006.

          (c) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

          (d) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

          (e) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

34

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

          (f) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at January 31, 2006.

          (g) Zero-coupon security. Rate represents the effective yield at date of purchase.

          (h) Represents less than 0.1% of net assets.

          * Non-income-producing security for the 12 months preceding January 31, 2006. As of January 31, 2006, 92.2% of the Fund's net assets were invested in dividend-paying stocks.

          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA INCOME STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

ASSETS
   Investments in securities, at market value (including securities
      on loan of $50,550) (identified cost of $1,996,641)                     $2,190,241
   Receivables:
      Capital shares sold                                                            928
      Dividends and interest                                                       3,742
      Securities sold                                                              8,762
      Other                                                                           18
                                                                              ----------
         Total assets                                                          2,203,691
                                                                              ----------
LIABILITIES
   Payables:
      Upon return of securities loaned                                            53,986
      Securities purchased                                                         7,245
      Capital shares redeemed                                                      1,375
      Dividends payable on capital shares                                             13
   Accrued management fees                                                           902
   Accrued transfer agent's fees                                                      25
   Other accrued expenses and payables                                                92
                                                                              ----------
         Total liabilities                                                        63,638
                                                                              ----------
            Net assets applicable to capital shares outstanding               $2,140,053
                                                                              ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                            $1,923,928
   Accumulated undistributed net investment income                                 2,776
   Accumulated net realized gain on investments                                   19,749
   Net unrealized appreciation of investments                                    193,600
                                                                              ----------
            Net assets applicable to capital shares outstanding               $2,140,053
                                                                              ==========
   Capital shares outstanding                                                    135,567
                                                                              ==========
   Authorized shares of $.01 par value                                           250,000
                                                                              ==========
   Net asset value, redemption price, and offering price per share            $    15.79
                                                                              ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA INCOME STOCK FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2006 (UNAUDITED)

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $3)                             $ 28,573
   Interest                                                                         469
   Securities lending (net)                                                         167
                                                                               --------
      Total income                                                               29,209
                                                                               --------
EXPENSES
   Management fees                                                                5,201
   Administration and servicing fees                                              1,560
   Transfer agent's fees                                                          1,309
   Custody and accounting fees                                                      186
   Postage                                                                          140
   Shareholder reporting fees                                                        38
   Directors' fees                                                                    3
   Registration fees                                                                 29
   Professional fees                                                                 50
   Other                                                                             23
                                                                               --------
      Total expenses                                                              8,539
   Expenses paid indirectly                                                        (131)
                                                                               --------
      Net expenses                                                                8,408
                                                                               --------
NET INVESTMENT INCOME                                                            20,801
                                                                               --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain on investments                                             127,926
   Change in net unrealized appreciation/depreciation                           (59,410)
                                                                               --------
         Net realized and unrealized gain                                        68,516
                                                                               --------
Increase in net assets resulting from operations                               $ 89,317
                                                                               ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA INCOME STOCK FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2006 (UNAUDITED),
AND YEAR ENDED JULY 31, 2005


FROM OPERATIONS                                                         1/31/2006       7/31/2005
                                                                       --------------------------
   Net investment income                                               $   20,801      $   38,727
   Net realized gain on investments                                       127,926         186,990
   Change in net unrealized appreciation/depreciation
      of investments                                                      (59,410)         75,645
                                                                       --------------------------
      Increase in net assets resulting from operations                     89,317         301,362
                                                                       --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                  (21,717)        (37,937)
   Net realized gains                                                    (252,161)        (20,188)
                                                                       --------------------------
      Distributions to shareholders                                      (273,878)        (58,125)
                                                                       --------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                              112,790         216,237
   Reinvested dividends                                                   257,655          53,871
   Cost of shares redeemed                                               (134,366)       (232,498)
                                                                       --------------------------
      Increase in net assets from capital share transactions              236,079          37,610
                                                                       --------------------------
   Capital contribution from USAA Transfer Agency Company                       -               8
                                                                       --------------------------
Net increase in net assets                                                 51,518         280,855

NET ASSETS
   Beginning of period                                                  2,088,535       1,807,680
                                                                       --------------------------
   End of period                                                       $2,140,053      $2,088,535
                                                                       ==========================
Accumulated undistributed net investment income:
   End of period                                                       $    2,776      $    3,692
                                                                       ==========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                              6,816          13,268
   Shares issued for dividends reinvested                                  16,563           3,285
   Shares redeemed                                                         (8,137)        (14,264)
                                                                       --------------------------
      Increase in shares outstanding                                       15,242           2,289
                                                                       ==========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA INCOME STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this semiannual report pertains only to the USAA Income Stock Fund (the
          Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is current income with the prospect of increasing dividend income and the potential for capital appreciation.

            A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

               1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

               2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases,

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

                  events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

               3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

               4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

               5. Repurchase agreements are valued at cost, which approximates market value.

               6. Other debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

                  readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

               7. Securities for which market quotations are not readily
                  available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                  Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

            B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

               all of its income to its shareholders. Therefore, no federal income tax provision is required.

            C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

            D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

            E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

               in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

               1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

               2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

               The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

               Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

            F. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

               other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended January 31, 2006, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $124,000 and $7,000, respectively, resulting in a total reduction in Fund expenses of $131,000.

            G. INDEMNIFICATIONS - Under the Company's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

            H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

          The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

          The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. Prior to January 6, 2006, the facility fees assessed by CAPCO were limited to an amount not to exceed 0.09% annually of the $300 million facility.

          For the six-month period ended January 31, 2006, the Fund paid CAPCO facility fees of $2,000, which represents 6.1% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2006.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

          The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2006, in accordance with applicable tax law.

          Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

          Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended January 31, 2006, were $1,388,444,000 and $1,388,869,000, respectively.

          As of January 31, 2006, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

          Gross unrealized appreciation and depreciation of investments as of January 31, 2006, were $240,018,000 and $46,418,000, respectively, resulting in net unrealized appreciation of $193,600,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

          A currency contract is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into forward currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar-denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

          As of January 31, 2006, the Fund did not have any open currency contracts.

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

          The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received

46

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

          as collateral. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. For the six-month period ended January 31, 2006, the Fund received securities-lending income of $167,000, which is net of the 20% income retained by MetWest. As of January 31, 2006, the Fund loaned securities having a fair market value of approximately $50,550,000 and received cash collateral of $53,986,000 for the loans. The cash collateral was invested in short-term investments, as noted in the Fund's portfolio of investments.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Company's Board of Directors. The Manager is authorized to select (with approval of the Company's Board of Directors) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Company's Board of Directors as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

               The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Equity Income Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Equity Income Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets for the fiscal year.

               The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

               The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

               Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Equity Income Funds Index over that period, even if the Fund had overall negative returns during the performance period.

48

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

               For the six-month period ended January 31, 2006, the Fund incurred total management fees, paid or payable to the Manager, of $5,201,000, which included no performance adjustment.

            B. SUBADVISORY ARRANGEMENT - The Manager has entered into investment subadvisory agreements with Grantham, Mayo, Van Otterloo & Co. LLC (GMO) and OFI Institutional Asset Management, Inc. (OFII), under which GMO and OFII direct the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays GMO and OFII subadvisory fees as follows: an annual amount of 0.18% of the portion of the Fund's average daily net assets that GMO manages; and an annual amount of 0.085% on the first $500 million of assets and 0.075% on assets over $500 million of the Fund's average daily net assets that OFII manages. For the six-month period ended January 31, 2006, the Manager incurred subadvisory fees, paid or payable to GMO and OFII, of $937,000 and $416,000, respectively.

            C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2006, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $1,560,000.

               In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Company's Board of Directors has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended January 31, 2006, the Fund reimbursed the Manager $26,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

            D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
               Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2006, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,309,000.

            E. UNDERWRITING SERVICES - The Manager provides exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

          Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

50

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                       SIX-MONTH
                                      PERIOD ENDED
                                       JANUARY 31,                                  YEAR ENDED JULY 31,
                                      -----------------------------------------------------------------------------------------
                                         2006            2005            2004            2003           2002            2001
                                      -----------------------------------------------------------------------------------------
Net asset value at
   beginning of period                $    17.36      $    15.31      $    13.14      $    14.30     $    18.44      $    17.63
                                      -----------------------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income                     .16             .32             .25             .27            .36             .48
   Net realized and unrealized
      gain (loss)                            .54            2.22            2.16            (.17)         (3.57)           1.33
                                      -----------------------------------------------------------------------------------------
Total from investment operations             .70            2.54            2.41             .10          (3.21)           1.81
                                      -----------------------------------------------------------------------------------------
Less distributions:
   From net investment income               (.17)           (.32)           (.24)           (.26)          (.37)           (.49)
   From realized capital gains             (2.10)           (.17)              -           (1.00)          (.56)           (.51)
                                      -----------------------------------------------------------------------------------------
Total distributions                        (2.27)           (.49)           (.24)          (1.26)          (.93)          (1.00)
                                      -----------------------------------------------------------------------------------------
Net asset value at end of period      $    15.79      $    17.36      $    15.31      $    13.14     $    14.30      $    18.44
                                      =========================================================================================
Total return (%)*                           4.34           16.81           18.44            1.28         (17.97)          10.57
Net assets at end of period (000)     $2,140,053      $2,088,535      $1,807,680      $1,520,701     $1,575,460      $1,978,886
Ratio of expenses to
   average net assets (%)**(b)               .82(a)          .78             .79             .81            .82             .67
Ratio of net investment
   income to average
   net assets (%)**                         2.00(a)         1.99            1.66            2.10           2.14            2.57
Portfolio turnover (%)                     67.79           72.80           54.35          141.55          93.98           17.65

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
 ** For the six-month period ended January 31, 2006, average net assets were $2,067,107,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                            (.01%)          (.00%)(+)       (.00%)(+)       (.01%)         (.00%)(+)       (.00%)(+)
    + Represents less than 0.01% of average net assets.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA INCOME STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

          As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees, and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2005, through January 31, 2006.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

          The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

          The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

52

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

          use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                    EXPENSES PAID
                                        BEGINNING               ENDING              DURING PERIOD*
                                      ACCOUNT VALUE          ACCOUNT VALUE         AUGUST 1, 2005 -
                                     AUGUST 1, 2005        JANUARY 31, 2006        JANUARY 31, 2006
                                     --------------------------------------------------------------
          Actual                        $1,000.00              $1,043.40                 $4.16

          Hypothetical
             (5% return before
             expenses)                   1,000.00               1,021.14                  4.11

         *Expenses are equal to the Fund's annualized expense ratio of 0.81%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 4.34% for the six-month period of August 1, 2005, through January 31, 2006.

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56

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

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
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                                                                     USAA
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   and others electronically.
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--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23422-0306                                   (C)2006, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In October 2004, certain changes were made to the policies and procedures to address the reporting of audit and non-audit fees required in annual reports on Form N-CSR. None of these changes are relevant to this semi-annual report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (EXCEPT THE INDEX FUNDS)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    MARCH 15, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    MARCH 17, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    MARCH 17, 2006
         ------------------------------


*Print the name and title of each signing officer under his or her signature.